Cash and Available-for-Sale Securities' Adjusted Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value Recorded as Cash and Cash Equivalents or Short-Term or Long-Term Marketable Securities (Detail) (USD $)
In Millions, unless otherwise specified
	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 26, 2009
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	$ 120,220	$ 81,464
Unrealized Gain	1,051	264
Unrealized Losses	(20)	(158)
Fair Value	121,251	81,570
Cash and cash equivalents	10,746	9,815	11,261	5,263
Short-term marketable securities	18,383	16,137
Long-term marketable securities	92,122	55,618
Cash
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	3,109	2,903
Unrealized Gain	0	0
Unrealized Losses	0	0
Fair Value	3,109	2,903
Cash and cash equivalents	3,109	2,903
Short-term marketable securities	0	0
Long-term marketable securities	0	0
Level 1
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	3,845	3,138
Unrealized Gain	79	0
Unrealized Losses	(2)	(34)
Fair Value	3,922	3,104
Cash and cash equivalents	1,460	1,911
Short-term marketable securities	2,462	1,193
Long-term marketable securities	0	0
Level 1 | Money market funds
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	1,460	1,911
Unrealized Gain	0	0
Unrealized Losses	0	0
Fair Value	1,460	1,911
Cash and cash equivalents	1,460	1,911
Short-term marketable securities	0	0
Long-term marketable securities	0	0
Level 1 | Mutual funds
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	2,385	1,227
Unrealized Gain	79	0
Unrealized Losses	(2)	(34)
Fair Value	2,462	1,193
Cash and cash equivalents	0	0
Short-term marketable securities	2,462	1,193
Long-term marketable securities	0	0
Level 2
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	113,266	75,423
Unrealized Gain	972	264
Unrealized Losses	(18)	(124)
Fair Value	114,220	75,563
Cash and cash equivalents	6,177	5,001
Short-term marketable securities	15,921	14,944
Long-term marketable securities	92,122	55,618
Level 2 | U.S. Treasury Securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	20,088	10,717
Unrealized Gain	21	39
Unrealized Losses	(1)	(3)
Fair Value	20,108	10,753
Cash and cash equivalents	2,608	1,250
Short-term marketable securities	3,525	2,149
Long-term marketable securities	13,975	7,354
Level 2 | U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	19,540	13,467
Unrealized Gain	58	24
Unrealized Losses	(1)	(3)
Fair Value	19,597	13,488
Cash and cash equivalents	1,460	225
Short-term marketable securities	1,884	1,818
Long-term marketable securities	16,253	11,445
Level 2 | Non-U.S. government securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	5,483	5,559
Unrealized Gain	183	11
Unrealized Losses	(2)	(2)
Fair Value	5,664	5,568
Cash and cash equivalents	84	551
Short-term marketable securities	1,034	1,548
Long-term marketable securities	4,546	3,469
Level 2 | Certificates of deposit and time deposits
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	2,189	4,175
Unrealized Gain	2	2
Unrealized Losses	0	(2)
Fair Value	2,191	4,175
Cash and cash equivalents	1,106	728
Short-term marketable securities	202	977
Long-term marketable securities	883	2,470
Level 2 | Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	2,112	2,853
Unrealized Gain	0	0
Unrealized Losses	0	0
Fair Value	2,112	2,853
Cash and cash equivalents	909	2,237
Short-term marketable securities	1,203	616
Long-term marketable securities	0	0
Level 2 | Corporate Securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	46,261	35,241
Unrealized Gain	568	132
Unrealized Losses	(8)	(114)
Fair Value	46,821	35,259
Cash and cash equivalents	10	10
Short-term marketable securities	7,455	7,241
Long-term marketable securities	39,356	28,008
Level 2 | Municipal securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	5,645	3,411
Unrealized Gain	74	56
Unrealized Losses	0	0
Fair Value	5,719	3,467
Cash and cash equivalents	0	0
Short-term marketable securities	618	595
Long-term marketable securities	5,101	2,872
Level 2 | Mortgage and asset-backed securities
Schedule of Available-for-sale Securities [Line Items]
Adjusted Cost	11,948
Unrealized Gain	66
Unrealized Losses	(6)
Fair Value	12,008
Cash and cash equivalents	0
Short-term marketable securities	0
Long-term marketable securities	$ 12,008